Statement of Changes in Net Assets Available for Benefits - EBP 006 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets:
Plan interest in BNSF 401(k) Plans Master Trust investment income (Note 4)	$ 693,327
Interest income from notes receivable from participants	11,882
Contributions:
Employer	13,166
Participant	218,427
Total contributions	231,593
Asset transfers from other plans, net	1,972
Total additions to net assets	938,774
Deductions from net assets:
Benefit payments to participants	374,742
Administrative expenses	29
Total deductions from net assets	374,771
Net increase in net assets	564,003
Net assets available for benefits:
Beginning of year	4,805,429
End of year	$ 5,369,432